Fair Value Measurements - Summary of Company's Liabilities Measured at Fair Value on a Recurring Basis (Detail)	Dec. 31, 2020 USD ($)
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, liabilities	$ 59,064,000
Fair Value, Inputs, Level 3 [Member] | Private Placement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, liabilities	90,856,186
Fair Value, Inputs, Level 3 [Member] | FPA Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, liabilities	$ 69,874,782